Income taxes (Schedule of Deferred Income Tax Liability) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred tax assets	$ 132,159	$ 114,269
Deferred tax liabilities:
Total deferred liabilities	3,542,265	3,622,015
Deferred tax liabilities, net	3,410,106	3,507,746
Allowance for doubtful accounts [Member]
Deferred tax assets:
Deferred tax assets		1,045
Deferred tax assets reduction in allowance for doubtful accounts	(50,476)
Provisions [Member]
Deferred tax liabilities:
Total deferred liabilities	30,641	57,816
Advances from customers [Member]
Deferred tax assets:
Deferred tax assets	182,635	113,224
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred liabilities	3,159,719	3,224,295
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred liabilities	318,768	310,025
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred liabilities	$ 33,137	$ 29,879